Interest Expense by Major Category of Interest Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Interest Expenses [Line Items]
Time deposits			$ 3,762	$ 5,044	$ 5,869
N.O.W.			209	261	227
Money market			137	164	173
Savings			273	302	365
Total	$ 1,025	$ 1,187	$ 4,381	$ 5,771	$ 6,634